Description of the Business and Segment Information - Financial Information by Operating Segments (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Segment Reporting Information [Line Items]
Revenues	$ 15,303	$ 14,307	$ 15,228	$ 14,548	$ 15,351	$ 12,779	$ 14,238	$ 13,336	$ 14,784	$ 59,434	$ 55,137	$ 55,632
Segment operating income	3,655	3,277	$ 4,189	$ 4,237	3,986	2,812	$ 4,011	$ 3,996	$ 3,956	15,689	14,775	15,721
Corporate and unallocated shared expenses	(161)				(150)					(744)	(582)	(640)
Restructuring and impairment charges										(33)	(98)	(156)
Other income, net										601	78	0
Interest expense, net	(63)				(129)					(574)	(385)	(260)
Vice Gain										0	0	332
Business Exit Costs										0	0	(129)
Equity Method Investment, Other than Temporary Impairment										(210)	0	0
Interest expense, net	(63)				(129)
Income before income taxes	3,431				3,745					14,729	13,788	14,868
Capital expenditures	1,195				981					4,465	3,623	4,773
Depreciation expense										2,758	2,586	2,320
Amortization of intangible assets										253	196	207
Identifiable assets	99,941	98,598				95,789				98,598	95,789
Goodwill, Not Allocated, Amount		31,269				31,426				31,269	31,426
Affiliate Fees										13,279	12,659	12,259
Retail merchandise, food and beverage										6,923	6,433	6,116
Long-lived assets		79,426				77,774				79,426	77,774
Equity in the income (loss) of investees, net	76				43					(102)	320	926
Intersegment transactions [Member]
Segment Reporting Information [Line Items]
Revenues	(184)				(171)
United States and Canada
Segment Reporting Information [Line Items]
Revenues	11,929									45,038	41,881	42,616
Segment operating income										11,396	10,962	12,139
Long-lived assets		65,245				61,215				65,245	61,215
Europe
Segment Reporting Information [Line Items]
Revenues	1,795									7,026	6,541	6,714
Segment operating income										1,922	1,812	1,815
Long-lived assets		6,275				8,208				6,275	8,208
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	1,029									5,531	5,075	4,582
Segment operating income										1,869	1,626	1,324
Long-lived assets		7,775				8,196				7,775	8,196
Latin America
Segment Reporting Information [Line Items]
Revenues										1,839	1,640	1,720
Segment operating income										502	375	443
Long-lived assets		131				155				131	155
Advertising
Segment Reporting Information [Line Items]
Revenues	2,442				2,376					7,904	8,237	8,649
Theme park admissions
Segment Reporting Information [Line Items]
Revenues	1,933				1,832
Media Networks
Segment Reporting Information [Line Items]
Revenues	5,921				5,555					21,922	21,299	21,326
Segment operating income	1,330				1,243					7,338	7,196	7,804
Depreciation expense										199	206	217
Amortization of intangible assets										0	0	2
Identifiable assets		14,216				13,660				14,216	13,660
Equity in the income (loss) of investees, net	179				159					711	766	779
Media Networks | Studio Entertainment intersegment content transactions
Segment Reporting Information [Line Items]
Revenues	(21)				(31)					(169)	(137)	(159)
Segment operating income										(8)	15	(10)
Media Networks | United States and Canada
Segment Reporting Information [Line Items]
Revenues	5,509
Media Networks | Europe
Segment Reporting Information [Line Items]
Revenues	152
Media Networks | Asia Pacific
Segment Reporting Information [Line Items]
Revenues	79
Media Networks | Cable
Segment Reporting Information [Line Items]
Capital expenditures										96	64	81
Media Networks | Broadcasting
Segment Reporting Information [Line Items]
Capital expenditures										107	67	73
Media Networks | Advertising
Segment Reporting Information [Line Items]
Revenues	2,023				1,963
Media Networks | Theme park admissions
Segment Reporting Information [Line Items]
Revenues	0				0
Parks, Experiences & Consumer Products
Segment Reporting Information [Line Items]
Revenues										24,701	23,024	22,258
Segment operating income										6,095	5,487	5,198
Amortization of intangible assets										110	111	107
Identifiable assets		34,684				33,755				34,684	33,755
Equity in the income (loss) of investees, net										(23)	(25)	(3)
Parks, Experiences & Consumer Products | Domestic
Segment Reporting Information [Line Items]
Capital expenditures										3,223	2,392	2,215
Depreciation expense										1,449		1,314
Parks, Experiences & Consumer Products | International
Segment Reporting Information [Line Items]
Capital expenditures										677	827	2,053
Depreciation expense										768	679	468
Parks, Experiences & Consumer Products | Intersegment
Segment Reporting Information [Line Items]
Revenues										(556)	(492)	(740)
Parks, Experiences & Consumer Products | Third Parties
Segment Reporting Information [Line Items]
Revenues										25,257	23,516	22,998
Parks, Experiences and Products
Segment Reporting Information [Line Items]
Revenues	6,824				6,527
Segment operating income	2,152				1,954
Equity in the income (loss) of investees, net	(12)				(7)
Parks, Experiences and Products | United States and Canada
Segment Reporting Information [Line Items]
Revenues	5,142
Parks, Experiences and Products | Europe
Segment Reporting Information [Line Items]
Revenues	1,065
Parks, Experiences and Products | Asia Pacific
Segment Reporting Information [Line Items]
Revenues	551
Parks, Experiences and Products | Intersegment
Segment Reporting Information [Line Items]
Revenues	(154)				(171)
Parks, Experiences and Products | Advertising
Segment Reporting Information [Line Items]
Revenues	2				2
Parks, Experiences and Products | Theme park admissions
Segment Reporting Information [Line Items]
Revenues	1,933				1,832
Studio Entertainment
Segment Reporting Information [Line Items]
Revenues	1,824				2,509					10,065	8,352	9,369
Segment operating income	309				825					3,004	2,363	2,767
Capital expenditures										96	85	86
Depreciation expense										55	50	46
Amortization of intangible assets										64	65	74
Identifiable assets		10,197				9,672				10,197	9,672
Studio Entertainment | United States and Canada
Segment Reporting Information [Line Items]
Revenues	1,038
Studio Entertainment | Europe
Segment Reporting Information [Line Items]
Revenues	413
Studio Entertainment | Asia Pacific
Segment Reporting Information [Line Items]
Revenues	286
Studio Entertainment | Intersegment
Segment Reporting Information [Line Items]
Revenues	154				171					556	492	740
Studio Entertainment | Advertising
Segment Reporting Information [Line Items]
Revenues	0				0
Studio Entertainment | Third Parties
Segment Reporting Information [Line Items]
Revenues										9,509	7,860	8,629
Studio Entertainment | Theme park admissions
Segment Reporting Information [Line Items]
Revenues	0				0
Direct-to-Consumer & International
Segment Reporting Information [Line Items]
Revenues	918				931					3,414	3,075	3,306
Segment operating income	(136)				(42)					(738)	(284)	(38)
Capital expenditures										107	30	65
Depreciation expense										106	74	61
Amortization of intangible assets										79	20	24
Identifiable assets		3,558				4,083				3,558	4,083
Equity in the income (loss) of investees, net	(91)				(109)					(580)	(421)	(182)
Direct-to-Consumer & International | Studio Entertainment intersegment content transactions
Segment Reporting Information [Line Items]
Revenues	(18)				(8)					(28)	(22)	(11)
Direct-to-Consumer & International | Media Networks intersegment content transactions [Member]
Segment Reporting Information [Line Items]
Revenues	(145)				(132)
Direct-to-Consumer & International | United States and Canada
Segment Reporting Information [Line Items]
Revenues	404
Direct-to-Consumer & International | Europe
Segment Reporting Information [Line Items]
Revenues	180
Direct-to-Consumer & International | Asia Pacific
Segment Reporting Information [Line Items]
Revenues	118
Direct-to-Consumer & International | Advertising
Segment Reporting Information [Line Items]
Revenues	417				411
Direct-to-Consumer & International | Theme park admissions
Segment Reporting Information [Line Items]
Revenues	0				0
Eliminations
Segment Reporting Information [Line Items]
Revenues	(184)				(171)					(668)	(613)	(627)
Segment operating income	0				6					(10)	13	(10)
Identifiable assets		(303)				(282)				(303)	(282)
Eliminations | United States and Canada
Segment Reporting Information [Line Items]
Revenues	(164)
Eliminations | Europe
Segment Reporting Information [Line Items]
Revenues	(15)
Eliminations | Asia Pacific
Segment Reporting Information [Line Items]
Revenues	(5)
Eliminations | Advertising
Segment Reporting Information [Line Items]
Revenues					0
Eliminations | Theme park admissions
Segment Reporting Information [Line Items]
Revenues	$ 0				$ 0
Corporate
Segment Reporting Information [Line Items]
Capital expenditures										159	158	200
Depreciation expense										181	206	214
Identifiable assets		$ 4,977				$ 3,475				4,977	3,475
Parks and Resorts | Domestic
Segment Reporting Information [Line Items]
Depreciation expense											1,371
Parks and Resorts | Theme park admissions
Segment Reporting Information [Line Items]
Revenues										$ 7,183	$ 6,502	$ 5,900